Trade receivables	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Trade receivables

Note	19 | Trade receivables

	12.31.24	12.31.23
Current:
Sales of electricity – Billed	164,126	77,449
Receivables in litigation	456	226
Allowance for the impairment of trade receivables	(11,365)	(13,591)
Subtotal	153,217	64,084

Sales of electricity – Unbilled	206,150	74,506
PBA & CABA government credit	2,998	6,429
Fee payable for the expansion of the transportation and others	2	5
Total current	362,367	145,024

The value of the Company’s trade receivables approximates their fair value.

The roll forward of the allowance for the impairment of trade receivables is as follows:

	12.31.24	12.31.23
Balance at beginning of the year	13,591	31,425
Increase	9,423	14,384
Decrease	(3,700)	(3,410)
Result from exposure to inflation	(7,949)	(28,808)
Balance at end of the year	11,365	13,591

The aging analysis of these trade receivables is as follows:

	12.31.24	12.31.23
Past due	140,706	70,673
Up to 3 months	221,661	74,351
Total trade receivables	362,367	145,024

At the Consolidated Statement of Financial Position date, the maximum exposure to credit risk is the carrying amount of each class of trade receivables.

The carrying amount of the Company’s trade receivables is denominated in Argentine pesos.

Sensitivity analysis of the allowance for impairment of trade receivables:

- 5% increase in the uncollectibility rate estimate
12.31.24
Allowance	11,933
Variation	568

- 5% decrease in the uncollectibility rate estimate
12.31.24
Allowance	10,796
Variation	(569)